BUSINESS COMBINATIONS (Details Narative) (USD $)	3 Months Ended
May 31, 2012
Fair value of the acquisition consideration	$ 62,800,000
Acquisition cash payement	3,000,000
Acquisition common stock value	35,500,000
Common stock shares issued for acquisition	11,457,359
Common stock shares price for acquisition	$ 3.10
Promissory note for acquisition payement	1,000,000
Seller tax liabilities	$ 2,000,000